Accounts Payable and Accrued Expenses - Summary of Accrued Expenses (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Accrued expenses:
Accrued third-party rebates	$ 615.8	$ 551.1
Litigation-related reserves and legal fees	265.7	183.8
Accrued payroll and related benefits	240.2	260.1
Royalties and sales agent payables	119.1	86.2
Accrued indirect returns	103.2	83.3
Accrued severence, retention and other shutdown costs	89.3	65.1
Interest payable	68.9	49.5
Accrued R&D expenditures	46.6	17.7
Accrued non-provision taxes	43.7	13.5
Accrued selling and marketing expenditures	38.1	11.1
Current portion of contingent consideration obligations	33.8	351.9
Accrued professional fees	22.6	13.1
Accrued co-promotion liabilities	14.8
Other accrued expenses	148.1	182.9
Total accrued expenses	$ 1,849.9	$ 1,869.3